Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Credit Suisse Securities (USA) LLC Credit Suisse Commercial Mortgage Securities Corp. Column Financial, Inc. Eleven Madison Avenue, 4th Floor New York, New York 10010

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Credit Suisse Securities (USA) LLC, Credit Suisse Commercial Mortgage Securities Corp. and Column Financial, Inc. (collectively, the “Company”) and Natixis Real Estate Capital LLC, Natixis Securities Americas LLC, Argentic Real Estate Finance LLC, Rialto Capital Management, LLC, Rialto Real Estate Fund III – Debt, LP and Ladder Capital Finance LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of CSAIL 2018-C14 Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-C14.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On November 8, 2018, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 11 mortgage loans contributed by Argentic Real Estate Finance LLC (“AREF”) that are secured by 13 mortgaged properties (the “AREF Assets”), (ii) 6 mortgage loans contributed by Column Financial, Inc. (“CS”) that are secured by 13 mortgaged properties (the “CS Assets”), (iii) 8 mortgage loans contributed by Natixis Real Estate Capital LLC (“Natixis”) that are secured by 17 mortgaged properties (the “Natixis Assets”), (iv) 12 mortgage loans contributed by Rialto Capital Management, LLC and Rialto Real Estate Fund III – Debt, LP (collectively, “Rialto”) that are secured by 15 mortgaged properties (the “Rialto Assets”) and (v) 7 mortgage loans contributed by Ladder Capital Finance LLC (“LCF”) that are secured by 7 mortgaged properties (the “LCF Assets”).

2

Together, AREF, CS, Natixis, Rialto and LCF are collectively referred to herein as the “Mortgage Loan Sellers” and the AREF Assets, CS Assets, Natixis Assets, Rialto Assets and LCF Assets are collectively referred to herein as the “Mortgage Assets.”

From August 28, 2018 through November 8, 2018, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to their Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided,” “Identification purposes only – not applicable” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, we did not perform any procedures with respect to the Characteristics relating to the Source Document identified on the attached Appendix B for the Mortgage Asset identified on the Data File as “Holiday Inn FiDi.” The Source Document identified was not provided to us by representatives of the respective Mortgage Loan Seller and therefore we did not perform any such comparison or recomputation.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

3

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

November 8, 2018

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Assets (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note or b-note (collectively, the “Subordinate Loan Document”);

Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (collectively, the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screenshot (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”)

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

STR Global’s Monthly STAR Report (the “STR Report”);

TreppAnalyticsTM website – www.trepp.com or BloombergTM screenshot (“Trepp/BBG Screenshot”);

EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 (the “EDGAR ABS XML Technical Specification Document”);

Servicer fee schedules and provided electronic files (the “Servicer Fee Schedule”);

Property Hazard and Liability Insurance Certificates (the “Insurance Certificate”);

Rating Agency Feedback Summary File (the “Rating Agency Feedback Summary”); and

Promissory note splitter or draft promissory note splitter (collectively, the “Promissory Note Splitter”).

	Characteristic	Source Document
1	No	Identification purposes only – not applicable
2	Seller	Identification purposes only – not applicable
3	ID#	Identification purposes only – not applicable
4	Originator	Loan Agreement
5	% UPB	Calculation
6	Number of Properties	Identification purposes only – not applicable
7	Shadow Rating	Rating Agency Feedback Summary
8	Deal Name	Identification purposes only – not applicable
9	Address	Appraisal Report
10	City	Appraisal Report
11	State	Appraisal Report
12	Zip Code	Appraisal Report
13	County	Appraisal Report
14	Property Type	Appraisal Report
15	Property Subtype	Appraisal Report
16	Total SF/Units	Rent Roll
17	Unit of Measure	Rent Roll
18	Year Built	Appraisal Report/Engineering Report
19	Year Renovated	Appraisal Report/Engineering Report
20	Environmental Report Type	Phase I Report/Phase II Report
21	Environmental Report Date	Phase I Report/Phase II Report
22	Environmental Insurance	Insurance Certificate
23	Phase II Recommended	Phase I Report
24	Phase II Performed	Phase II Report
25	Engineering Report Date	Engineering Report
26	Seismic Date	Seismic Report
27	Seismic Zone	Engineering Report/Seismic Report
28	PML (%)	Seismic Report
29	Earthquake Insurance	Insurance Certificate
30	Terrorism Insurance (Y/N)	Insurance Certificate
31	Loan Purpose	Closing Statement
32	Appraised Value	Appraisal Report
33	Appraised Value Date	Appraisal Report
34	Trust Cut-Off LTV (%)	Calculation
35	Trust Maturity LTV (%)	Calculation
36	Whole Loan Cut-Off LTV	Calculation
37	Whole Loan Maturity LTV	Calculation
38	Total Debt Cut-Off LTV	Calculation
39	Total Debt Maturity LTV	Calculation
40	As-Is Appraised Value	Appraisal Report
41	As-Is Appraised Value Date	Appraisal Report
42	As-Stabilized Appraised Value	Appraisal Report
43	As-Stabilized Appraised Value Date	Appraisal Report
44	FIRREA	Appraisal Report
45	Appraiser Designation	Appraisal Report

	Characteristic	Source Document
46	Appraised Cap Rate (%)	Appraisal Report
47	Trust Original Balance	Loan Agreement/Promissory Note Splitter
48	Original Loan/Unit	Calculation
49	Trust Cut-off Balance	Calculation
50	Cut-off Balance/Unit	Calculation
51	Trust Maturity Balance	Calculation
52	Maturity Balance/Unit	Calculation
53	Interest Rate (%)	Loan Agreement
54	Amortization Type	Loan Agreement
55	Accrual Type	Loan Agreement
56	Trust Monthly Debt Service (IO)	Calculation
57	Trust Monthly Debt Service (P&I)	Calculation
58	Trust Annual Debt Service (IO)	Calculation
59	Trust Annual Debt Service (P&I)	Calculation
60	Pari Passu Note Control (Y/N)	None - Mortgage Loan Seller Provided
61	Pari Passu Piece - In Trust	Calculation
62	Total Non Trust Pari Passu Debt	Calculation
63	Total Original Balance Pari Passu Debt	Loan Agreement/Promissory Note Splitter
64	Total Cut-off Date Pari Passu Debt	Calculation
65	Total Maturity Balance Pari Passu Debt	Calculation
66	Total Pari Passu Annual Debt Service	Calculation
67	Addit Debt Permitted (Y/N)	Loan Agreement
68	Additional Future Debt Permitted Description	Loan Agreement
69	Addit Debt Exist (Y/N)	Loan Agreement/Subordinate Loan Document/Mezzanine Loan Document
70	Additional Existing Debt Type(s)	Loan Agreement/Subordinate Loan Document/Mezzanine Loan Document
71	Subordinate Mortgage Original Balance (if any)	Subordinate Loan Document
72	Subordinate Mortgage Cut-off Date Balance	Calculation
73	Subordinate Mortgage Maturity Balance	Calculation
74	Subordinate Mortgage Interest Rate	Subordinate Loan Document
75	Subordinate Mortgage Annual Debt Service	Calculation
76	Total Cut-off Date Mortgage Debt Balance (Pari + B-note)	Calculation
77	Total Maturity Date Mortgage Debt Balance (Pari + B-note)	Calculation
78	Total Mortgage Debt Annual Debt Service (Pari + B-note)	Calculation
79	Mezzanine Debt Original Balance (if any)	Mezzanine Loan Document
80	Mezzanine Debt Cut-off Date Balance	Calculation
81	Mezzanine Debt Maturity Balance	Calculation
82	Mezzanine Debt Interest Rate	Mezzanine Loan Document
83	Mezzanine Debt Annual Debt Service	Calculation
84	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Calculation
85	Total Debt Maturity Balance (Pari + B-note + Mezz)	Calculation
86	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Calculation

	Characteristic	Source Document
87	Interest-Only Period	Calculation
88	Rem. Interest-Only Period	Calculation
89	Original Term	Calculation
90	Rem. Term	Calculation
91	Amort. Term	Calculation
92	Rem. Amort.	Calculation
93	Seasoning	Calculation
94	Cut-Off Date	None - Mortgage Loan Seller Provided
95	Payment Date	Loan Agreement
96	Grace Period (Late Payment)	Loan Agreement
97	Grace Period (Default)	Loan Agreement
98	Note Date	Loan Agreement
99	First Payment Date	Loan Agreement
100	ARD (Y/N)	Loan Agreement
101	Maturity/ARD Date	Loan Agreement
102	Final Mat Date	Loan Agreement
103	ARD Step Up (%)	Loan Agreement
104	Partial IO Last IO Payment	Loan Agreement
105	Partial IO Loan First P&I Payment	Loan Agreement
106	Call Protection Description	Loan Agreement
107	Lockout End Date	Loan Agreement
108	Defeasance Allowed	Loan Agreement
109	Defeasance Summary	Loan Agreement
110	Yield Maint. Allowed	Loan Agreement
111	Yield Maint. End Date	Loan Agreement
112	Yield Maint. Provision	Loan Agreement
113	Lockout Remaining	Calculation
114	Prepayment / Defeasance Begin Date	Loan Agreement
115	Defeasance End Date	Loan Agreement
116	Remaining Defeasance Payments	Calculation
117	Remaining Yield Maintenance Payments	Calculation
118	Open Payments	Loan Agreement
119	Original String	Loan Agreement
120	Partial Release Permitted (Y/N)	Loan Agreement
121	Partial Release Provisions	Loan Agreement
122	Current Occupancy	Rent Roll
123	Current Occupancy Date	Rent Roll
124	Most Recent Occupancy	Rent Roll
125	Most Recent Occupancy Date	Rent Roll
126	Second Most Recent Occupancy	Rent Roll
127	Second Most Recent Occupancy Date	Rent Roll
128	Third Most Recent Occupancy	Rent Roll
129	Third Most Recent Occupancy Date	Rent Roll
130	Fourth Most Recent Revenues	Underwritten Financial Summary Report
131	Fourth Most Recent Total Expenses	Underwritten Financial Summary Report
132	Fourth Most Recent NOI	Underwritten Financial Summary Report

	Characteristic	Source Document
133	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
134	Third Most Recent Revenues	Underwritten Financial Summary Report
135	Third Most Recent Total Expenses	Underwritten Financial Summary Report
136	Third Most Recent NOI	Underwritten Financial Summary Report
137	Third Most Recent NOI Date	Underwritten Financial Summary Report
138	Second Most Recent Revenues	Underwritten Financial Summary Report
139	Second Most Recent Total Expenses	Underwritten Financial Summary Report
140	Second Most Recent NOI	Underwritten Financial Summary Report
141	Second Most Recent NOI Date	Underwritten Financial Summary Report
142	Most Recent Revenues	Underwritten Financial Summary Report
143	Most Recent Expenses	Underwritten Financial Summary Report
144	Most Recent NOI	Underwritten Financial Summary Report
145	Most Recent NCF	Underwritten Financial Summary Report
146	Most Recent NOI Date	Underwritten Financial Summary Report
147	Most Recent Financials Start Date	Underwritten Financial Summary Report
148	UW Revenues	Underwritten Financial Summary Report
149	UW Total Expenses	Underwritten Financial Summary Report
150	UW NOI	Underwritten Financial Summary Report
151	UW Capital Items	Underwritten Financial Summary Report
152	UW NCF	Underwritten Financial Summary Report
153	U/W Economic Occupancy	Underwritten Financial Summary Report
154	UW NOI DSCR (IO)	Calculation
155	UW NCF DSCR (IO)	Calculation
156	UW NOI DSCR (P&I)	Calculation
157	UW NCF DSCR (P&I)	Calculation
158	Third Most Recent NOI Debt Yield	Calculation
159	Second Most Recent NOI Debt Yield	Calculation
160	Most Recent NOI Debt Yield	Calculation
161	UW NOI Debt Yield	Calculation
162	UW NCF Debt Yield	Calculation
163	Total Mortgage Debt NOI DSCR	Calculation
164	Total Mortgage Debt NCF DSCR	Calculation
165	Total Mortgage Debt NOI DY	Calculation
166	Total Mortgage Debt NCF DY	Calculation
167	Total Cut-off Mortgage Debt Per Unit	Calculation
168	Total Debt NCF DSCR	Calculation
169	Total Debt NOI DY	Calculation
170	CTL (Y/N)	None - Mortgage Loan Seller Provided
171	Single Tenant	Rent Roll
172	Largest Tenant	Rent Roll
173	Largest Tenant Unit Size	Rent Roll
174	Largest Tenant NRA%	Calculation
175	Largest Tenant Lease Expiration	Rent Roll
176	2nd Largest Tenant	Rent Roll
177	2nd Largest Tenant Unit Size	Rent Roll
178	2nd Largest Tenant NRA%	Calculation

	Characteristic	Source Document
179	2nd Largest Tenant Lease Expiration	Rent Roll
180	3rd Largest Tenant	Rent Roll
181	3rd Largest Tenant Unit Size	Rent Roll
182	3rd Largest Tenant NRA%	Calculation
183	3rd Largest Tenant Lease Expiration	Rent Roll
184	4th Largest Tenant	Rent Roll
185	4th Largest Tenant Unit Size	Rent Roll
186	4th Largest Tenant NRA%	Calculation
187	4th Largest Tenant Lease Expiration	Rent Roll
188	5th Largest Tenant	Rent Roll
189	5th Largest Tenant Unit Size	Rent Roll
190	5th Largest Tenant NRA%	Calculation
191	5th Largest Tenant Lease Expiration	Rent Roll
192	Master Lease (Y/N)	Rent Roll
193	Master Lease Details	Rent Roll
194	Title Type	Title Policy
195	Ground Lease Expiration	Ground Lease
196	Ground Lease Extension Terms	Ground Lease
197	Annual Ground Lease Payment	Ground Lease
198	Ground Lease Escalation Terms	Ground Lease
199	SPE (Y/N)	Loan Agreement
200	Assumption Fees	Loan Agreement
201	Crossed Loan (Y/N)	Loan Agreement
202	Related Borrower	None - Mortgage Loan Seller Provided
203	Recycled SPE (Yes/No)	None - Mortgage Loan Seller Provided
204	Borrower Name	Loan Agreement
205	Principal Name	Loan Agreement
206	Non-Recourse Carve out Guarantor	Guaranty/Loan Agreement
207	Tenant-in-Common	Loan Agreement
208	Non-Delaware LLC? (Yes/No)	Loan Agreement
209	Independent Directors	Loan Agreement
210	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
211	Lockbox (Y/N)	Cash Management Agreement/Loan Agreement
212	Lockbox In-place	Cash Management Agreement/Loan Agreement
213	Lockbox Type	Cash Management Agreement/Loan Agreement
214	Lockbox Trigger	Cash Management Agreement/Loan Agreement
215	Cash Management (Springing/In-Place)	Cash Management Agreement/Loan Agreement
216	Cash Management Trigger	Cash Management Agreement/Loan Agreement
217	Subservicer In Place (Y/N)	None - Mortgage Loan Seller Provided
218	Subservicer Name	None - Mortgage Loan Seller Provided
219	Subservicer Fee	Servicer Fee Schedule
220	Master Servicing Fee Rate	Servicer Fee Schedule
221	Primary Servicing Fee Rate	Servicer Fee Schedule
222	Trustee & Paying Agent Fee	Servicer Fee Schedule
223	Senior Trust Advisor Fee	Servicer Fee Schedule
224	Asset Representations Review Fee	Servicer Fee Schedule

	Characteristic	Source Document
225	CREFC Fee	Servicer Fee Schedule
226	Cash/Pmt Collection Function	None - Mortgage Loan Seller Provided
227	Admin. Fee	Calculation
228	Net Mortgage Interest Rate	Calculation
229	Servicer Fee	Calculation
230	Upfront Eng. Reserve	Loan Agreement/Closing Statement
231	Upfront Envir. Reserve	Loan Agreement/Closing Statement
232	Monthly Envir. Reserve	Loan Agreement
233	Envir. Reserve Cap	Loan Agreement
234	Upfront Debt Service Reserve	Loan Agreement/Closing Statement
235	Monthly Debt Service Reserve	Loan Agreement/Closing Statement
236	Debt Service Reserve Cap	Loan Agreement
237	Replacement Reserve Flag Y/N/Springing	Loan Agreement
238	Upfront Replacement Reserve	Loan Agreement/Closing Statement
239	Monthly Replacement Reserve	Loan Agreement/Closing Statement
240	Replacement Reserve Cap	Loan Agreement
241	TILC Escrow Flag Y/N/Springing	Loan Agreement
242	Upfront TI/LC Reserve	Loan Agreement/Closing Statement
243	Monthly TI/LC Reserve	Loan Agreement/Closing Statement
244	TI/LC Reserve Cap	Loan Agreement
245	Tax Escrow Flag Y/N/Springing	Loan Agreement
246	Upfront Tax Reserve	Loan Agreement/Closing Statement
247	Monthly Tax Reserve	Loan Agreement/Closing Statement
248	Tax Reserve Cap	Loan Agreement
249	Insurance Escrow Flag Y/N/Springing	Loan Agreement
250	Upfront Ins. Reserve	Loan Agreement/Closing Statement
251	Monthly Ins. Reserve	Loan Agreement/Closing Statement
252	Insur. Reserve Cap	Loan Agreement
253	Upfront Other Reserve	Loan Agreement/Closing Statement
254	Upfront Other Description	Loan Agreement
255	Monthly Other Reserve	Loan Agreement/Closing Statement
256	Other Monthly Description	Loan Agreement
257	Other Reserve Cap	Loan Agreement
258	Interest on Taxes & Insurance	Loan Agreement
259	Interest on Replacement Reserves	Loan Agreement
260	Interest on TI&LC Account	Loan Agreement
261	Interest on Environmental Reserve	Loan Agreement
262	Interest on Debt Service Reserve	Loan Agreement
263	Interest on Other Reserve	Loan Agreement
264	Letter of Credit	Loan Agreement
265	Counterparty of LOCs	Loan Agreement
266	Description of LOC	Loan Agreement
267	Holdback	Loan Agreement
268	Holdback Amt	Loan Agreement
269	Holdback Desc.	Loan Agreement
270	HOTEL15_OCC	STR Report

	Characteristic	Source Document
271	HOTEL15_ADR	STR Report
272	HOTEL15_REVPAR	STR Report
273	HOTEL16_OCC	STR Report
274	HOTEL16_ADR	STR Report
275	HOTEL16_REVPAR	STR Report
276	HOTEL17_OCC	STR Report
277	HOTEL17_ADR	STR Report
278	HOTEL17_REVPAR	STR Report
279	Most Recent Occupancy % (Hotel Only)	STR Report
280	Most Recent ADR	STR Report
281	Most Recent RevPAR	STR Report
282	UW Occupancy %	Underwritten Financial Summary Report
283	UW ADR	Underwritten Financial Summary Report
284	UW RevPAR	Underwritten Financial Summary Report
285	Prior Securitization	Trepp/BBG Screenshot
286	Loan	None - Mortgage Loan Seller Provided
287	Property	None - Mortgage Loan Seller Provided
288	Closing Status	Loan Agreement
289	Group ID	None - Mortgage Loan Seller Provided
290	Underwriting Indicator	None - Mortgage Loan Seller Provided
291	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
292	Reporting Period End Date	None - Mortgage Loan Seller Provided
293	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
294	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
295	Lien Position Securitization Code	Title Policy/EDGAR ABS XML Technical Specification Document
296	Loan Structure Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
297	Payment Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
298	Payment Frequency Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
299	Number Properties	Appraisal Report
300	Interest Only Indicator	Loan Agreement/EDGAR ABS XML Technical Specification Document
301	Balloon Indicator	Loan Agreement/EDGAR ABS XML Technical Specification Document
302	Prepayment Premium Indicator	Loan Agreement/EDGAR ABS XML Technical Specification Document
303	Negative Amortization Indicator	Loan Agreement/EDGAR ABS XML Technical Specification Document
304	Modified Indicator	Not applicable
305	Arm Index Code	Not applicable
306	First Rate Adjustment Date	Not applicable
307	First Payment Adjustment Date	Not applicable
308	ARM Margin Number	Not applicable
309	Lifetime Rate Cap Percentage	Not applicable

	Characteristic	Source Document
310	Lifetime Rate Floor Percentage	Not applicable
311	Periodic Rate Increase Limit Percentage	Not applicable
312	Periodic Rate Decrease Limit Percentage	Not applicable
313	Periodic Payment Adjustment Maximum Amount	Not applicable
314	Periodic Payment Adjustment Maximum Percent	Not applicable
315	Rate Reset Frequency Code	Not applicable
316	Payment Reset Frequency Code	Not applicable
317	Index Lookback Days Number	Not applicable
318	Maximum Negative Amortization Allowed Percentage	Not applicable
319	Maximum Negative Amortization Allowed Amount	Not applicable
320	Negative Amortization Deferred Interest Cap Amount	Not applicable
321	Deferred Interest Cumulative Amount	Not applicable
322	Deferred Interest Collected Amount	Not applicable
323	Property Type Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
324	Most Recent Valuation Amount	Not applicable
325	Most Recent Valuation Date	Not applicable
326	Most Recent Valuation Source Code	Not applicable
327	Property Status Code	Not applicable
328	Defeased Status Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
329	Net Operating Income Net Cash Flow Securitization Code	Not applicable
330	Net Operating Income Net Cash Flow Code	Not applicable
331	Most Recent Debt Service Coverage Net Operating Income Percentage	Calculation
332	Most Recent Debt Service Coverage Net Cash Flow Percentage	Calculation
333	Debt Service Coverage Securitization Code	Not applicable
334	Most Recent Debt Service Coverage Code	Not applicable
335	AL_Largest Tenant	Rent Roll
336	AL_Second Largest Tenant	Rent Roll
337	AL_Third Largest Tenant	Rent Roll
338	Asset Added Indicator	Not applicable
339	Report Period Modification Indicator	Not applicable
340	Report Period Beginning Schedule Loan Balance Amount	Calculation
341	Scheduled Interest Amount	Calculation
342	Other Interest Adjustment Amount	Not applicable
343	Scheduled Principal Amount	Calculation
344	Unscheduled Principal Collected Amount	Not applicable
345	Other Principal Adjustment Amount	Not applicable
346	Report Period End Actual Balance Amount	Calculation
347	Report Period End Scheduled Loan Balance Amount	Calculation
348	Hyper Amortizing Date	Calculation
349	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
350	Non Recoverability Indicator	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
351	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
352	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
353	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
354	Payment Status Loan Code	None - Mortgage Loan Seller Provided
355	Arm Index Rate Percentage	Not applicable
356	Next Interest Rate Percentage	Not applicable
357	Next Interest Rate Change Adjustment Date	Not applicable
358	Next Payment Adjustment Date	Not applicable
359	Primary Servicer Name	None - Mortgage Loan Seller Provided
360	Most Recent Special Servicer Transfer Date	Not applicable
361	Most Recent Master Servicer Return Date	Not applicable
362	Asset Subject Demand Indicator	Not applicable
363	Asset Subject Demand Status Code	Not applicable
364	Repurchase Amount	Not applicable
365	Demand Resolution Date	Not applicable
366	Repurchaser Name	Not applicable
367	Repurchase Replacement Reason Code	Not applicable
368	Realized Loss To Trust Amount	Not applicable
369	Liquidation Prepayment Code	Not applicable
370	Liquidation Prepayment Date	Not applicable
371	Prepayment Premium Yield Maintenance Received Amount	Not applicable
372	Workout Strategy Code	Not applicable
373	Last Modification Date	Not applicable
374	Modification Code	Not applicable
375	Post Modification Interest Percentage	Not applicable
376	Post Modification Payment Amount	Not applicable
377	Post Modification Maturity Date	Not applicable
378	Post Modification Amortization Period Amount	Not applicable
379	Net Rentable Square Feet Number	Rent Roll
380	Net Rentable Square Feet Securitization Number	Rent Roll
381	Units Beds Rooms Number	Rent Roll
382	Units Beds Rooms Securitization Number	Rent Roll
383	Prepayment Premiums End Date	Loan Agreement
384	Defeasance Option Start Date	Loan Agreement

Calculation Procedures

With respect to Characteristic 5, we recomputed the % UPB as the quotient of the (i) Trust Cut-off Balance and (ii) sum of each of the Mortgage Assets’ Trust Cut-off Balance.

With respect to Characteristic 34, we recomputed the Trust Cut-Off LTV (%) as the quotient of the (i) Trust Cut-off Balance or, in the case of any Mortgage Asset where the “Total Original Balance Pari Passu Debt” field is not populated with “NAP” (each, a “Pari-Passu Mortgage Asset”), the Total Cut-off Date Pari Passu Debt and (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Trust Cut-off Date LTV (%) for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Trust Cut-off Balance or Total Cut-off Date Pari Passu Debt (as applicable) and aggregate Appraised Value of the related cross collateralized loans.

With respect to Characteristic 35, we recomputed the Trust Maturity LTV (%) as the quotient of the (i) Trust Maturity Balance or, in the case of any Pari-Passu Mortgage Asset, the Total Maturity Balance Pari Passu Debt and (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Trust Maturity LTV (%) for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Trust Maturity Balance or Total Maturity Balance Pari Passu Debt (as applicable) and aggregate Appraised Value of the related cross collateralized loans.

With respect to Characteristic 36, we recomputed the Whole Loan Cut-Off LTV as the quotient of the (i) Total Cut-off Date Mortgage Debt Balance (Pari + B-note) and (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Whole Loan Cut-off LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Total Cut-off Date Mortgage Debt Balance (Pari + B-note) and aggregate Appraised Value of the related cross collateralized loans.

With respect to Characteristic 37, we recomputed the Whole Loan Maturity LTV as the quotient of the (i) Total Maturity Date Mortgage Debt Balance (Pari + B-note) and (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Whole Loan Maturity LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Total Maturity Date Mortgage Debt Balance (Pari + B-note) and aggregate Appraised Value of the related cross collateralized loans.

With respect to Characteristic 38, we recomputed the Total Debt Cut-off LTV as the quotient of the (i) Total Cut-off Date Debt Balance (Pari + B-note + Mezz) and (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property the Total Debt Cut-off LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Total Cut-off Date Debt Balance (Pari + B-note + Mezz) and aggregate Appraised Value of the related cross collateralized loans.

With respect to Characteristic 39, we recomputed the Total Debt Maturity LTV as the quotient of the (i) Total Debt Maturity Balance (Pari + B-note + Mezz) and (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Total Debt Maturity LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Total Debt Maturity Balance (Pari + B-note + Mezz) and aggregate Appraised Value of the related cross collateralized loans.

With respect to Characteristic 48, we recomputed the Original Loan/Unit as the quotient of the (i) Trust Original Balance, or, in the case of any Pari Passu Mortgage Asset, Total Original Balance Pari Passu Debt and (ii) Total SF/Units. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Original Loan/Unit for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Trust Original Balance or Total Original Balance Pari Passu Debt (as applicable) and aggregate Total SF/Units of the related cross collateralized loans.

With respect to Characteristic 49, assuming, at your request, no prepayments of principal, we recomputed the Trust Cut-off Balance using the First Payment Date, Interest-Only Period, Trust Monthly Debt Service (P&I), Trust Original Balance, Accrual Type, Interest Rate (%) and the Cut-off Date. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Assets (if any), the Trust Cut-Off Balance was set to equal the Trust Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Trust Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 50, we recomputed the Cut-off Balance/Unit as the quotient of the (i) Trust Cut-off Balance, or, in the case of any Pari-Passu Mortgage Asset, Total Cut-off Date Pari Passu Debt and (ii) Total SF/Units. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Balance /Unit for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Trust Cut-off Balance or Total Cut-off Date Pari Passu Debt (as applicable) and aggregate Total SF/Units of the related cross collateralized loans.

With respect to Characteristic 51, assuming, at your request, no prepayments of principal, we recomputed the Trust Maturity Balance using the First Payment Date, Interest-Only Period, Trust Monthly Debt Service (P&I), Trust Original Balance, Accrual Type, Interest Rate (%) and the Maturity/ARD Date. With respect to full term interest-only Mortgage Assets (if any), the Trust Maturity Balance was set to equal the Trust Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Trust Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 52, we recomputed the Maturity Balance/Unit as the quotient of the (i) Trust Maturity Balance, or, in the case of any Pari Passu Mortgage Asset, Total Maturity Balance Pari Passu Debt and (ii) Total SF/Units. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Maturity Balance/Unit for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Trust Maturity Balance or Total Maturity Balance Pari Passu Debt (as applicable) and aggregate Total SF/Units of the related cross collateralized loans.

With respect to Characteristic 56, (i) for partial interest-only Mortgage Assets or full term interest-only Mortgage Assets, we recomputed the Trust Monthly Debt Service (IO) as one twelfth of the product of the (a) Trust Original Balance, (b) Interest Rate (%) and (c) a fraction equal to 365/360 and (ii) for all other Mortgage Assets, we set it to equal “NAP.”

With respect to Characteristic 57, (i) for full term interest-only Mortgage Assets, we set the Trust Monthly Debt Service (P&I) to equal “NAP” and (ii) for all other Mortgage Assets, we compared the Trust Monthly Debt Service (P&I) to the corresponding information set forth on the Loan Agreement.

With respect to Characteristic 58, we recomputed the Trust Annual Debt Service (IO) as the product of (i) the Trust Monthly Debt Service (IO) and (ii) 12. This procedure was performed only for partial interest-only Mortgage Assets and full term interest-only Mortgage Assets.

With respect to Characteristic 59, we recomputed the Trust Annual Debt Service (P&I) as the product of (i) the Trust Monthly Debt Service (P&I) and (ii) 12. This procedure was not performed for full term interest-only Mortgage Assets.

With respect to Characteristic 61, (i) for each Pari-Passu Mortgage Asset, we set the Pari Passu Piece – In Trust to equal the Trust Original Balance and (ii) for all other Mortgage Assets, we set the Pari Passu Piece – In Trust to equal “NAP”.

With respect to Characteristic 62, we recomputed the Total Non Trust Pari Passu Debt by subtracting the (i) Pari Passu Piece – In Trust from (ii) Total Original Balance Pari Passu Debt. This procedure was only performed for Pari-Passu Mortgage Assets (if applicable).

With respect to Characteristic 64, we recomputed the Total Cut-off Date Pari Passu Debt as the product of (i) the Trust Cut-Off Balance and (ii) the quotient of the (a) Total Original Balance Pari Passu Debt and (b) Trust Original Balance. This procedure was performed only for Pari-Passu Mortgage Assets. At the request of representatives of the respective Mortgage Loan Seller, Total Cut-off Date Pari Passu Debt differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 65, we recomputed the Total Maturity Balance Pari Passu Debt as the product of (i) the Trust Maturity Balance and (ii) the quotient of the (a) Total Original Balance Pari Passu Debt and (b) Trust Original Balance. This procedure was performed only for Pari-Passu Mortgage Assets. At the request of representatives of the respective Mortgage Loan Seller, Total Maturity Balance Pari Passu Debt differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 66, we recomputed the Total Pari Passu Annual Debt Service as the product of (i) the Pari-Passu Monthly Debt Service Payment (as defined below) and (ii) 12. This procedure was performed only for Pari-Passu Mortgage Assets.

The “Pari-Passu Monthly Debt Service Payment” is equal to (a) for full term interest-only Pari Passu Mortgage Assets, the product of (i) the Trust Monthly Debt Service (IO) and (ii) the quotient of the (x) Total Original Balance Pari Passu Debt and (y) Trust Original Balance and (b) for all other Pari Passu Mortgage Assets, the product of (i) the Trust Monthly Debt Service (P&I) and (ii) the quotient of the (x) Total Original Balance Pari Passu Debt and (y) Trust Original Balance.

With respect to Characteristic 72, assuming, at your request, no prepayments of principal, we recomputed the Subordinate Mortgage Cut-Off Date Balance using the subordinate mortgage debt first payment date (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), subordinate mortgage debt original IO period (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), subordinate mortgage debt monthly payment amount (after IO Period) (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), Subordinate Mortgage Original Balance, subordinate mortgage debt interest accrual method (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), Subordinate Mortgage Interest Rate and the Cut-off Date. With respect to partial interest-only subordinate mortgage debt determined to be non-amortizing as of the Cut-off Date and full term interest-only subordinate mortgage debt (if any), the Subordinate Mortgage Cut-off Date Balance was set to equal the Subordinate Mortgage Original Balance. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Subordinate Mortgage Cut-Off Date Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 73, assuming, at your request, no prepayments of principal, we recomputed the Subordinate Mortgage Maturity Balance using the subordinate mortgage debt first payment date (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), subordinate mortgage debt original IO period (as set forth on or derived from the Loan Agreement or the

Subordinate Loan Document, as applicable), subordinate mortgage debt monthly payment amount (after IO Period) (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), Subordinate Mortgage Original Balance, subordinate mortgage debt interest accrual method (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable), Subordinate Mortgage Interest Rate and the subordinate mortgage debt maturity date (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable). With respect to full term interest-only subordinate mortgage debt (if any), the Subordinate Mortgage Maturity Balance was set to equal the Subordinate Mortgage Original Balance (if any). This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Subordinate Mortgage Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 75, we recomputed the Subordinate Mortgage Annual Debt Service as the product of (i) the Subordinate Mortgage Monthly Debt Service (as defined below) and (ii) 12. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt.

The “Subordinate Mortgage Monthly Debt Service” is equal to (i) for full term interest-only subordinate mortgage debt Mortgage Assets, one twelfth of the product of the (a) Subordinate Mortgage Original Balance (if any), (b) Subordinate Mortgage Interest Rate and (c) a fraction equal to 365/360 and (ii) for all other subordinate mortgage debt Mortgage Assets, the subordinate mortgage debt monthly payment amount (after IO Period) (as set forth on or derived from the Loan Agreement or the Subordinate Loan Document, as applicable).

With respect to Characteristic 76, we recomputed the Total Cut-off Date Mortgage Debt Balance (Pari + B-note) as the sum of the (a) Subordinate Mortgage Cut-off Date Balance and (b) Trust Cut-off Balance or, in the case of Pari Passu Mortgage Assets, Total Cut-off Date Pari Passu Debt. At the request of representatives of the respective Mortgage Loan Seller, Total Cut-off Date Mortgage Debt Balance (Pari + B-note) differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 77, we recomputed the Total Maturity Date Mortgage Debt Balance (Pari + B-note) as the sum of the (a) Subordinate Mortgage Maturity Balance and (b) Trust Maturity Balance or, in the case of Pari Passu Mortgage Assets, Total Maturity Balance Pari Passu Debt. At the request of representatives of the respective Mortgage Loan Seller, Total Maturity Date Mortgage Debt Balance (Pari + B-note) differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 78, we recomputed the Total Mortgage Debt Annual Debt Service (Pari + B-note) as the sum of the (a) Subordinate Mortgage Annual Debt Service (if any) and (b) (i) Total Pari Passu Annual Debt Service, in the case of Pari-Passu Mortgage Assets, (ii) Trust Annual Debt Service (IO), in the case of full term interest-only non pari-passu Mortgage Assets or (iii) Trust Annual Debt Service (P&I), in the case of all other Mortgage Assets. At the request of representatives of the respective Mortgage Loan Seller, Total Mortgage Debt Annual Debt Service (Pari + B-note) differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 80, assuming, at your request, no prepayments of principal, we recomputed the Mezzanine Debt Cut-off Date Balance using the mezzanine debt first payment date (as set forth on or derived from the Loan Agreement or the Mezzanine Loan Document, as applicable), mezzanine debt original IO period (as set forth on or derived from the Loan Agreement or the Mezzanine Loan Document, as applicable), mezzanine debt monthly payment amount (after IO Period) (as set forth on or derived from the Loan Agreement or the Mezzanine Loan Document, as applicable), Mezzanine Debt Original Balance (if any), mezzanine debt interest accrual method (as set forth on or derived from the Loan Agreement or the Mezzanine Loan Document, as applicable), Mezzanine Debt Interest Rate and the Cut-off Date. With respect to partial interest-only mezzanine debt determined to be non-amortizing as of the Cut-off Date and full term interest-only mezzanine debt (if any), the Mezzanine Debt Cut-Off Date Balance was set to equal the Mezzanine Debt Original Balance (if any). This procedure was performed only for those Mortgage Assets with mezzanine mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Mezzanine Debt Cut-Off Date Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 81, assuming, at your request, no prepayments of principal, we recomputed the Mezzanine Debt Maturity Balance using the mezzanine debt first payment date (as set forth on or derived from the Loan Agreement or the Mezzanine Loan Document, as applicable), mezzanine debt original IO period (as set forth on or derived from the Loan Agreement or the Mezzanine Loan Document, as applicable), mezzanine debt monthly payment amount (after IO Period) (as set forth on or derived from the Loan Agreement or the Mezzanine Loan Document, as applicable), Mezzanine Debt Original Balance (if any), mezzanine debt interest accrual method (as set forth on or derived from the Loan Agreement or the Mezzanine Loan Document, as applicable), Mezzanine Debt Interest Rate and the mezzanine debt maturity date (as set forth on or derived from the Loan Agreement or the Mezzanine Loan Document, as applicable). With respect to full term interest-only mezzanine debt (if any), the Mezzanine Debt Maturity Balance was set to equal the Mezzanine Debt Original Balance (if any). This procedure was performed only for those Mortgage Assets with mezzanine mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Mezzanine Debt Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 83, we recomputed the Mezzanine Debt Annual Debt Service as the product of (i) the Mezzanine Monthly Debt Service (as defined below) and (ii) 12. This procedure was performed only for those Mortgage Assets with mezzanine debt.

The “Mezzanine Monthly Debt Service” is equal to (i) for full term interest-only mezzanine debt Mortgage Assets, one twelfth of the product of the (a) Mezzanine Debt Original Balance (if any), (b) Mezzanine Mortgage Interest Rate and (c) a fraction equal to 365/360 and (ii) for all other mezzanine debt Mortgage Assets the mezzanine debt monthly payment amount (after IO Period) (as set forth on or derived from the Loan Agreement or the Mezzanine Loan Document, as applicable).

With respect to Characteristic 84, we recomputed the Total Cut-off Date Debt Balance (Pari + B-note + Mezz) as the sum of the (a) Total Cut-off Date Mortgage Debt Balance and (b) Mezzanine Debt Cut-off Date Balance (if any). At the request of representatives of the respective Mortgage Loan Seller, Total Cut-off Date Debt Balance (Pari + B-note + Mezz) differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 85, we recomputed the Total Debt Maturity Balance (Pari + B-note + Mezz) as the sum of the (a) Total Maturity Date Mortgage Debt Balance and (b) Mezzanine Debt Maturity Balance (if any). At the request of representatives of the respective Mortgage Loan Seller, Total Debt Maturity Balance (Pari + B-note + Mezz) differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 86, we recomputed the Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service as the sum of (a) Total Mortgage Debt Annual Debt Service and (b) Mezzanine Debt Annual Debt Service (if any). At the request of representatives of the respective Mortgage Loan Seller, Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 87, we recomputed the Interest-Only Period by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the (i) Partial IO Last IO Payment, in the case of partial interest-only Mortgage Assets or (ii) Maturity/ARD Date, in the case of full term interest-only Mortgage Assets. For those Mortgage Assets with an Amortization Type of “Balloon,” we assumed the Interest-Only Period to be equal to zero.

With respect to Characteristic 88, we recomputed the Rem. Interest-Only Period by subtracting the Seasoning from the Interest-Only Period, to a result not less than zero.

With respect to Characteristic 89, we recomputed the Original Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 90, we recomputed the Rem. Term by subtracting the Seasoning from the Original Term.

With respect to Characteristic 91, we recomputed the Amort. Term using the Trust Original Balance, Trust Monthly Debt Service (P&I), Interest Rate (%) and a 30/360 interest accrual method, for those Mortgage Assets with an Amortization Type of “Balloon” or “IO-Balloon.” For those Mortgage Assets with an Amortization Type of “Interest-Only,” we assumed the Amort. Term to be equal to zero.

With respect to Characteristic 92, we recomputed the Rem. Amort. by subtracting the Seasoning from the Amort. Term, to a result not less than zero. With respect to partial interest-only Mortgage Assets, the procedure indicated herein reduces the Seasoning by the Interest-Only Period, to a result not less than zero.

With respect to Characteristic 93, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 113, we recomputed the Lockout Remaining by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Lockout End Date.

With respect to Characteristic 116, we recomputed the Remaining Defeasance Payments by determining the number of payment dates from and inclusive of the Prepayment/Defeasance Begin Date, to and inclusive of the Defeasance End Date. This procedure was performed for Mortgage Assets that allowed defeasance.

With respect to Characteristic 117, we recomputed the Remaining Yield Maintenance Payments by determining the number of payment dates from and inclusive of the Prepayment/Defeasance Begin Date, to and inclusive of the Yield Maint. End Date. This procedure was performed for Mortgage Assets that allowed for prepayment with yield maintenance.

With respect to Characteristic 154, we recomputed the UW NOI DSCR (IO) as the quotient of the (i) UW NOI and (ii) Trust Annual Debt Service (IO) or, in the case of any Pari-Passu Mortgage Asset, the product of (a) the quotient of (x) Total Original Balance Pari Passu Debt and (y) Trust Original Balance and (b) Trust Annual Debt Service (IO). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the UW NOI DSCR (IO) for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was performed for partial interest only or full term interest only Mortgage Assets. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Trust Annual Debt Service (IO) or Total Original Balance Pari Passu Debt, Trust Original Balance and Trust Annual Debt Service (IO) (as applicable) of the related cross collateralized loans.

With respect to Characteristic 155, we recomputed the UW NCF DSCR (IO) as the quotient of the (i) UW NCF and (ii) Trust Annual Debt Service (IO) or, in the case of any Pari-Passu Mortgage Asset, the product of (a) the quotient of (x) Total Original Balance Pari Passu Debt and (y) Trust Original Balance and (b) Trust Annual Debt Service (IO). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the UW NCF DSCR (IO) for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was performed for partial interest only or full term interest only Mortgage Assets. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Trust Annual Debt Service (IO) or Total Original Balance Pari Passu Debt, Trust Original Balance and Trust Annual Debt Service (IO) (as applicable) of the related cross collateralized loans.

With respect to Characteristic 156, we recomputed the UW NOI DSCR (P&I) as the quotient of the (i) UW NOI and (ii) Trust Annual Debt Service (P&I) or, in the case of any Pari-Passu Mortgage Asset, the product of (a) the quotient of (x) Total Original Balance Pari Passu Debt and (y) Trust Original Balance and (b) Trust Annual Debt Service (P&I). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the UW NOI DSCR (P&I) for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was not performed for full term interest only Mortgage Assets. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Trust Annual Debt Service (P&I) or Total Original Balance Pari Passu Debt, Trust Original Balance and Trust Annual Debt Service (P&I) (as applicable) of the related cross collateralized loans.

With respect to Characteristic 157, we recomputed the UW NCF DSCR (P&I) as the quotient of the (i) UW NCF and (ii) Trust Annual Debt Service (P&I) or, in the case of any Pari-Passu Mortgage Asset, the product of (a) the quotient of (x) Total Original Balance Pari Passu Debt and (y) Trust Original Balance and (b) Trust Annual Debt Service (P&I). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the UW NCF DSCR (P&I) for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was not performed for full term interest only Mortgage Assets. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Trust Annual Debt Service (P&I) or Total Original Balance Pari Passu Debt, Trust Original Balance and Trust Annual Debt Service (P&I) (as applicable) of the related cross collateralized loans.

With respect to Characteristic 158, we recomputed the Third Most Recent NOI Debt Yield as the quotient of the (i) Third Most Recent NOI and (ii) Trust Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Total Cut-off Date Pari Passu Debt. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Third Most Recent NOI Debt Yield for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a Third Most Recent NOI greater than $0. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Third Most Recent NO and aggregate Trust Cut-off Balance or Total Cut-off Date Pari Passu Debt (as applicable) of the related cross collateralized loans

With respect to Characteristic 159, we recomputed the Second Most Recent NOI Debt Yield as the quotient of the (i) Second Most Recent NOI and (ii) Trust Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Total Cut-off Date Pari Passu Debt. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Second Most Recent NOI Debt Yield for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a Second Most Recent NOI greater than $0. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Second Most Recent NO and aggregate Trust Cut-off Balance or Total Cut-off Date Pari Passu Debt (as applicable) of the related cross collateralized loans.

With respect to Characteristic 160, we recomputed the Most Recent NOI Debt Yield as the quotient of the (i) Most Recent NOI and (ii) Trust Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Total Cut-off Date Pari Passu Debt. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Most Recent NOI Debt Yield for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a Most Recent NOI greater than $0. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Most Recent NO and aggregate Trust Cut-off Balance or Total Cut-off Date Pari Passu Debt (as applicable) of the related cross collateralized loans.

With respect to Characteristic 161, we recomputed the UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Trust Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Total Cut-off Date Pari Passu Debt. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the UW NOI Debt Yield for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Trust Cut-off Balance or Total Cut-off Date Pari Passu Debt (as applicable) of the related cross collateralized loans.

With respect to Characteristic 162, we recomputed the UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Trust Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Total Cut-off Date Pari Passu Debt. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the UW NCF Debt Yield for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Trust Cut-off Balance or Total Cut-off Date Pari Passu Debt (as applicable) of the related cross collateralized loans.

With respect to Characteristic 163, we recomputed the Total Mortgage Debt NOI DSCR as the quotient of the (i) UW NOI and (ii) Total Mortgage Debt Annual Debt Service (Pari + B-note). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Total Mortgage Debt NOI DSCR for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Total Mortgage Debt Annual Debt Service (Pari + B-note) of the related cross collateralized loans.

With respect to Characteristic 164, we recomputed the Total Mortgage Debt NCF DSCR as the quotient of the (i) UW NCF and (ii) Total Mortgage Debt Annual Debt Service (Pari + B-note). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Total Mortgage Debt NCF DSCR for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Total Mortgage Debt Annual Debt Service (Pari + B-note) of the related cross collateralized loans.

With respect to Characteristic 165, we recomputed the Total Mortgage Debt NOI DY as the quotient of the (i) UW NOI and (ii) Total Cut-off Date Mortgage Debt Balance (Pari + B-note). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Total Mortgage Debt NOI DY for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Total Cut-off Date Mortgage Debt Balance (Pari + B-note) of the related cross collateralized loans.

With respect to Characteristic 166, we recomputed the Total Mortgage Debt NCF DY as the quotient of the (i) UW NCF and (ii) Total Cut-off Date Mortgage Debt Balance (Pari + B-note). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Total Mortgage Debt NCF DY for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Total Cut-off Date Mortgage Debt Balance (Pari + B-note) of the related cross collateralized loans.

With respect to Characteristic 167, we recomputed the Total Cut-off Mortgage Debt Per Unit as the quotient of the (i) Total Cut-off Date Mortgage Debt Balance (Pari + B-note) and (ii) Total SF/Units. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Total Cut-off Mortgage Debt Per Unit for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Total

Cut-off Date Mortgage Debt Balance (Pari + B-note) and aggregate Total SF/Units of the related cross collateralized loans.

With respect to Characteristic 168, we recomputed the Total Debt NCF DSCR as the quotient of the (i) UW NCF and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Total Debt NCF DSCR for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service of the related cross collateralized loans.

With respect to Characteristic 169, we recomputed the Total Debt NOI DY as the quotient of the (i) UW NOI and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Total Debt NOI DY for each related mortgaged property (if shown) is equal to the corresponding amount recomputed for such Mortgage Asset. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Total Cut-off Date Debt Balance (Pari + B-note + Mezz) of the related cross collateralized loans.

With respect to Characteristic 174, we recomputed the Largest Tenant NRA% as the quotient of the (i) Largest Tenant Unit Size and (ii) Total SF/Units. This procedure was only performed for those Mortgage Assets with Largest Tenant Unit Size greater than 0.

With respect to Characteristic 178, we recomputed the 2nd Largest Tenant NRA% as the quotient of the (i) 2nd Largest Tenant Unit Size and (ii) Total SF/Units. This procedure was only performed for those Mortgage Assets with 2nd Largest Tenant Unit Size greater than 0.

With respect to Characteristic 182, we recomputed the 3rd Largest Tenant NRA% as the quotient of the (i) 3rd Largest Tenant Unit Size and (ii) Total SF/Units. This procedure was only performed for those Mortgage Assets with 3rd Largest Tenant Unit Size greater than 0.

With respect to Characteristic 186, we recomputed the 4th Largest Tenant NRA% as the quotient of the (i) 4th Largest Tenant Unit Size and (ii) Total SF/Units. This procedure was only performed for those Mortgage Assets with 4th Largest Tenant Unit Size greater than 0.

With respect to Characteristic 190, we recomputed the 5th Largest Tenant NRA% as the quotient of the (i) 5th Largest Tenant Unit Size and (ii) Total SF/Units. This procedure was only performed for those Mortgage Assets with 5th Largest Tenant Unit Size greater than 0.

With respect to Characteristic 227, we recomputed the Admin. Fee as the sum of (i) Master Servicing Fee Rate, (ii) Primary Servicing Fee Rate, (iii) Trustee & Paying Agent Fee, (iv) Senior Trust Advisor Fee, (v) Subservicer Fee, (vi) Asset Representations Review Fee and (vii) CREFC Fee.

With respect to Characteristic 228, we recomputed the Net Mortgage Interest Rate by subtracting the (i) Admin. Fee from (ii) Interest Rate (%).

With respect to Characteristic 229, we recomputed the Servicer Fee as the sum of (i) Master Servicing Fee Rate, (ii) Primary Servicing Fee Rate and (iii) Trustee & Paying Agent Fee.

With respect to Characteristic 331, we recomputed the Most Recent Debt Service Coverage Net Operating Income Percentage as the quotient of the (i) Most Recent NOI and (ii) Most Recent Debt Service Amount (as defined below). This procedure was only performed for those Mortgage Assets with Most Recent NOI greater than $0. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Most Recent NOI and aggregate Most Recent Debt Service Amount of the related cross collateralized loans.

The “Most Recent Debt Service Amount” was recomputed as the product of the (i) Trust Monthly Debt Service (P&I) or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Monthly Debt Service Payment and (ii) twelve. With respect to full term interest-only or partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Trust Monthly Debt Service (P&I) or Pari-Passu Monthly Debt Service Payment is replaced with the monthly IO payment.

With respect to Characteristic 332, we recomputed the Most Recent Debt Service Coverage Net Cash Flow Percentage as the quotient of the (i) Most Recent NCF and (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most Recent NCF greater than $0. Further, with respect to a cross collateralized loan, if any (as set forth on the Loan Agreement), this procedure was performed with the aggregate Most Recent NCF and aggregate Most Recent Debt Service Amount of the related cross collateralized loans.

With respect to Characteristic 340, assuming, at your request, no prepayment of principal, we recomputed the Report Period Beginning Schedule Loan Balance Amount using the First Payment Date, Interest-Only Period, Trust Monthly Debt Service (P&I), Trust Original Balance, Accrual Type, Interest Rate (%) and the Due Date in October 2018. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of October 2018 and full term interest-only Mortgage Assets (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Trust Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 341, we recomputed the Scheduled Interest Amount as the product of the (i) Report Period Beginning Schedule Loan Balance Amount, (ii) Interest Rate (%), (iii) number of calendar days from and inclusive of the payment date in October 2018 to and exclusive of the payment date in November 2018 and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Assets with a Seasoning equal to zero.

With respect to Characteristic 343, we recomputed the Scheduled Principal Amount by subtracting the (i) Scheduled Interest Amount from (ii) Trust Monthly Debt Service (P&I). This procedure was only performed for those Mortgage Assets determined to be amortizing as of the Cut-off Date.

With respect to Characteristic 346, the Report Period End Actual Balance Amount was set to equal the Trust Cut-Off Balance.

With respect to Characteristic 347, the Report Period End Scheduled Loan Balance Amount was set to equal the Report Period End Actual Balance Amount.

With respect to Characteristic 348, the Hyper Amortizing Date was set to equal the Maturity/ARD Date for Mortgage Assets that are populated with “Yes” in the ARD (Y/N) field.

Appendix B

Missing Source Document

Mortgage Asset	Missing Source Document
Holiday Inn FiDi	Promissory Note Splitter